BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) property	Jul. 31, 2018
Accounting Policies [Line Items]
Marketing and advertising costs	$ 19,300,000	$ 10,600,000	$ 5,300,000
Research and development costs	10,800,000	5,800,000	0
Merger, transaction and other related costs	0	30,072,000	396,000
Gain on asset sales	11,600,000	0	0
Income (loss) from discontinued operations	0	0	0
Impairment of property, plant and equipment	$ 397,000	0	$ 1,210,000
Number of properties impaired | property			3
Number of operating segments | segment	4
Number of reporting units | segment	4
Impairment of goodwill and intangible assets	$ 0	0	$ 0
Bank overdrafts	8,623,000	9,395,000
Contingent consideration	$ 6,813,000	7,260,000	$ 10,698,000
Minimum
Accounting Policies [Line Items]
Useful lives of property, plant and equipment	25 years
Definite-lived intangible assets useful life	3 years
Maximum
Accounting Policies [Line Items]
Useful lives of property, plant and equipment	2 years
Definite-lived intangible assets useful life	15 years
Reclassification out of Accumulated Other Comprehensive Income
Accounting Policies [Line Items]
Pension losses reclassified to retained earnings		$ 15,500,000
Legacy Dole | Total Produce
Accounting Policies [Line Items]
Ownership percentage		45.00%		45.00%